Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	243,204	234,357
of which held at amortized cost	223,204	213,663	201,339
of which held at fair value	20,000	20,694
Net (unearned income)/deferred expenses	(59)	(34)
allowance for loan losses	(922)	(910)	(1,017)	(1,395)
Net loans	242,223	233,413
Impaired loan portfolio
Non-performing loans	859	758
Non-interest-earning loans	313	262
Total non-performing and non-interest-earning loans	1,172	1,020
Restructured loans	30	18
Potential problem loans	527	680
Total other impaired loans	557	698
Gross impaired loans	1,729	1,718
Troubled debt restructurings/TDR: duration of rolling period ending as of the end of the reporting period	1 year 0 months 0 days
Switzerland
Loans
Gross loans	151,226	146,737
Foreign
Loans
Gross loans	91,978	87,620
Consumer
Loans
Gross loans	126,136	121,411
of which held at amortized cost	126,124	121,401	114,879
allowance for loan losses	(288)	(289)	(279)
Impaired loan portfolio
Non-performing loans	487	465
Non-interest-earning loans	100	55
Total non-performing and non-interest-earning loans	587	520
Restructured loans	0	1
Potential problem loans	74	144
Total other impaired loans	74	145
Gross impaired loans	661	665
Mortgages
Loans
Gross loans	91,872	88,255
of which held at amortized cost	91,872	88,255
Impaired loan portfolio
Non-performing loans	154	176
Non-interest-earning loans	16	14
Total non-performing and non-interest-earning loans	170	190
Restructured loans	0	1
Potential problem loans	69	73
Total other impaired loans	69	74
Gross impaired loans	239	264
Loans collateralized by securities
Loans
Gross loans	27,363	26,461
of which held at amortized cost	27,363	26,461
Impaired loan portfolio
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Consumer finance
Loans
Gross loans	6,901	6,695
of which held at amortized cost	6,889	6,685
Impaired loan portfolio
Non-performing loans	315	262
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	325	290
Restructured loans	0	0
Potential problem loans	2	25
Total other impaired loans	2	25
Gross impaired loans	327	315
Corporate and institutional
Loans
Gross loans	117,068	112,946
of which held at amortized cost	97,080	92,262	86,460
allowance for loan losses	(634)	(621)	(738)
Impaired loan portfolio
Non-performing loans	372	293
Non-interest-earning loans	213	207
Total non-performing and non-interest-earning loans	585	500
Restructured loans	30	17
Potential problem loans	453	536
Total other impaired loans	483	553
Gross impaired loans	1,068	1,053
Real estate.
Loans
Gross loans	26,725	25,185
of which held at amortized cost	26,380	24,914
Impaired loan portfolio
Non-performing loans	46	29
Non-interest-earning loans	5	7
Total non-performing and non-interest-earning loans	51	36
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	66	60
Commercial and industrial loans
Loans
Gross loans	62,709	59,998
of which held at amortized cost	51,740	47,848
Impaired loan portfolio
Non-performing loans	268	215
Non-interest-earning loans	170	129
Total non-performing and non-interest-earning loans	438	344
Restructured loans	30	17
Potential problem loans	373	454
Total other impaired loans	403	471
Gross impaired loans	841	815
Financial institutions
Loans
Gross loans	24,905	25,373
of which held at amortized cost	17,441	17,714
Impaired loan portfolio
Non-performing loans	58	49
Non-interest-earning loans	38	65
Total non-performing and non-interest-earning loans	96	114
Restructured loans	0	0
Potential problem loans	65	58
Total other impaired loans	65	58
Gross impaired loans	161	172
Governments and public institutions
Loans
Gross loans	2,729	2,390
of which held at amortized cost	1,519	1,786
Impaired loan portfolio
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6
Bank
Loans
Gross loans	228,340	220,254
of which held at amortized cost	208,340	199,561	189,618
of which held at fair value	20,000	20,693
Net (unearned income)/deferred expenses	(121)	(98)
allowance for loan losses	(721)	(722)	(832)	(1,204)
Net loans	227,498	219,434
Impaired loan portfolio
Non-performing loans	637	520
Non-interest-earning loans	281	220
Total non-performing and non-interest-earning loans	918	740
Restructured loans	30	13
Potential problem loans	450	619
Total other impaired loans	480	632
Gross impaired loans	1,398	1,372
Troubled debt restructurings/TDR: duration of rolling period ending as of the end of the reporting period	1 year 0 months 0 days
Bank | Switzerland
Loans
Gross loans	135,439	132,477
Bank | Foreign
Loans
Gross loans	92,901	87,777
Bank | Consumer
Loans
Gross loans	109,507	105,570
of which held at amortized cost	109,495	105,561	99,581
allowance for loan losses	(143)	(159)	(157)
Impaired loan portfolio
Non-performing loans	286	266
Non-interest-earning loans	93	46
Total non-performing and non-interest-earning loans	379	312
Restructured loans	0	0
Potential problem loans	43	113
Total other impaired loans	43	113
Gross impaired loans	422	425
Bank | Mortgages
Loans
Gross loans	78,328	75,461
of which held at amortized cost	78,328	75,461
Impaired loan portfolio
Non-performing loans	125	126
Non-interest-earning loans	9	5
Total non-performing and non-interest-earning loans	134	131
Restructured loans	0	0
Potential problem loans	39	43
Total other impaired loans	39	43
Gross impaired loans	173	174
Bank | Loans collateralized by securities
Loans
Gross loans	27,248	26,350
of which held at amortized cost	27,248	26,350
Impaired loan portfolio
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Bank | Consumer finance
Loans
Gross loans	3,931	3,759
of which held at amortized cost	3,919	3,750
Impaired loan portfolio
Non-performing loans	143	113
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	153	141
Restructured loans	0	0
Potential problem loans	1	24
Total other impaired loans	1	24
Gross impaired loans	154	165
Bank | Corporate and institutional
Loans
Gross loans	118,833	114,684
of which held at amortized cost	98,845	94,000	90,037
allowance for loan losses	(578)	(563)	(675)
Impaired loan portfolio
Non-performing loans	351	254
Non-interest-earning loans	188	174
Total non-performing and non-interest-earning loans	539	428
Restructured loans	30	13
Potential problem loans	407	506
Total other impaired loans	437	519
Gross impaired loans	976	947
Bank | Real estate.
Loans
Gross loans	24,133	22,397
of which held at amortized cost	23,789	22,125
Impaired loan portfolio
Non-performing loans	42	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	46	17
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	61	41
Bank | Commercial and industrial loans
Loans
Gross loans	59,518	56,984
of which held at amortized cost	48,549	44,834
Impaired loan portfolio
Non-performing loans	251	194
Non-interest-earning loans	146	110
Total non-performing and non-interest-earning loans	397	304
Restructured loans	30	13
Potential problem loans	327	425
Total other impaired loans	357	438
Gross impaired loans	754	742
Bank | Financial institutions
Loans
Gross loans	32,627	33,058
of which held at amortized cost	25,162	25,400
Impaired loan portfolio
Non-performing loans	58	49
Non-interest-earning loans	38	52
Total non-performing and non-interest-earning loans	96	101
Restructured loans	0	0
Potential problem loans	65	57
Total other impaired loans	65	57
Gross impaired loans	161	158
Bank | Governments and public institutions
Loans
Gross loans	2,555	2,245
of which held at amortized cost	1,345	1,641
Impaired loan portfolio
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6